FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Schedule of assets and liabilities measured at fair value on a recurring basis

The Company had no financial assets or liabilities as of December 31, 2018 and 2017:

		Quoted Prices in	Significant Other	Significant
	Balance as of	Active Markets for	Observable	Unobservable
	December 31,	Identical Assets	Inputs	Inputs
	2018	(Level 1)	(Level 2)	(Level 3)
Debenture warrant liability	$4,323,499	$—	—	4,323,499
Leapfrog warrant liability	622,436	—	—	622,436
Derivative liability	496,260	—	—	496,260
Put liability	—	—	—	—
Total liabilities	$5,442,195	$—	$—	$5,442,195
Securities:
Certificates of deposit	—	—	—	—
Money Market funds	—	—	—	—
U.S. government-sponsored agency securities	2,723,264	2,723,264	—	—
Total assets	$2,723,264	$2,723,264	$—	$—

		Quoted Prices in	Significant Other	Significant
	Balance as of	Active Markets for	Observable	Unobservable
	December 31,	Identical Assets	Inputs	Inputs
	2017	(Level 1)	(Level 2)	(Level 3)
Debenture warrant liability	$7,256,863	$—	—	7,256,863
Leapfrog warrant liability	1,873,107	—	—	1,873,107
Derivative liability	2,026,031	—	—	2,026,031
Put liability	—	—	—	—
Total liabilities	$11,156,001	$—	$—	$11,156,001
Securities:
Certificates of deposit	—	—	—	—
Money Market funds	—	—	—	—
U.S. government-sponsored agency securities	—	—	—	—
Total assets	$—	$—	$—	$—

Schedule of reconciliation of derivative and warrant liability measured at fair value

A reconciliation of the beginning and ending balances for the derivative and warrant liability measured at fair value on a recurring basis using significant unobservable inputs (Level 3) is as follows):

Outstanding, beginning of the period	$11,156,003	$—
Initial derivative liability on issuance of warrants	3,240,127	7,453,615
Change in fair value	(8,953,933)	4,134,166
Less accretion and conversion of debenture warrants	—	(431,780)
Warrant liabilities	$5,442,195	$11,156,001